Note 11 - Income Taxes - Net Operating Losses and Tax Credit Carryforwards (Details) - Domestic Tax Jurisdiction [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Net operating losses--federal	$ 23,068
Tax credits--federal	$ 352
Earliest Tax Year [Member]
pbla_OperatingLossCarryforwardsExpirationYear	2031
pbla_TaxCreditCarryforwardExpirationYear	2041
Tax Year 2018 [Member]
Net operating losses--federal	$ 33,513
Tax Year 2023 [Member]
Net operating losses--federal	$ 7,818